MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 643,892	$ 486,412	$ 545,974
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	305,353	207,496	250,471
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	84,467	72,492	85,979
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,702	2,149	4,115
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	118,714	103,587	108,149
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	30,390	14,566	15,514
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	60,836	45,201	43,054
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 39,430	$ 40,921	$ 38,692